Employee benefits (Details 2) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Re-measurements due to:
Liabilities transferred	[1]	₨ (3)	₨ (7)
Parent Company Gratuity plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year		3,863	3,404
Current service cost		512	432	₨ 389
Interest on defined obligations		256	225
Past service cost		901	0	0
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(109)	102
Actuarial loss/(gain) due to demographic assumptions		92	(35)
Actuarial loss/(gain) due to experience changes		(63)	72
Benefits paid		(484)	(330)
Defined benefit obligations at the end of the year		₨ 4,965	₨ 3,863	₨ 3,404

[1]	Includes reclassification of the cumulative amount of foreign exchange gain from foreign currency translation reserve to the income statement upon divestment of foreign operations during the year ended March 31, 2025. Refer to Note 22 of these consolidated financial statements for details.